Aura Smart Air Merger Agreement	3 Months Ended
Mar. 31, 2023
Aura Smart Air Merger Agreement
Aura Smart Air Merger Agreement

16.  Aura Smart Air Merger Agreement

On February 26, 2023, the Company entered into an Agreement and Plan of Merger with Aura Smart Air Ltd. (“Aura”), an Israeli company listed on the Tel Aviv Stock Exchange and the creator of a proprietary, software, sensor and internet-of-things (“IoT”) enabled data-driven air purification system. The Company intends to implement Aura’s advanced software, sensor and IoT technology across its entire product range and in each of its highly developed sales channels, including major global healthcare, commercial and municipal customers seeking multi-location and multi-room, enterprise-wide safe air solutions. Consummation of the merger is subject to customary closing conditions, including among others, the SEC declaring the Company’s registration statement on Form S-4 effective, the listing of the Company’s common stock on the Tel Aviv Stock Exchange, receipt of Aura shareholder approval, receipt of a tax ruling regarding Israeli withholding tax and receipt of all material third party consents. The merger is expected to close early in the second half of 2023.